SCHEDULE OF SIGNIFICANT DIGITAL ASSETS HOLDINGS (Details) (Parenthetical) - USD ($)			1 Months Ended	12 Months Ended
	Oct. 06, 2025	Apr. 28, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Aggregrate value	$ 20,000,000	$ 261,225		$ 340,439,000	$ 200,000
Loss on disposal			$ 4,300,000